Shareholder Report, Holdings (Details)	May 31, 2024
C000082954 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000082954 | AA
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000082954 | A
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000082954 | BBB
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000082954 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000082954 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082954 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082954 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000082954 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028637 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028637 | AA
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000028637 | A
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000028637 | BBB
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000028637 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028637 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028637 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028637 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028637 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028639 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028639 | AA
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000028639 | A
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000028639 | BBB
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000028639 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028639 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028639 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028639 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028639 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000082955 | AAA
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000082955 | AA
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000082955 | A
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000082955 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000082955 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000082955 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000082955 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000082955 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000082955 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082955 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028643 | AAA
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000028643 | AA
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000028643 | A
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000028643 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000028643 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028643 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028643 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028643 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028643 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028643 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028645 | AAA
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000028645 | AA
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000028645 | A
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000028645 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000028645 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028645 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028645 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028645 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028645 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028645 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028649 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028649 | AA
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000028649 | A
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000028649 | BBB
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000028649 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028649 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028651 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028651 | AA
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000028651 | A
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000028651 | BBB
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000028651 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028651 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028652 | AA
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000028652 | A
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000028652 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000028652 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028652 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028654 | AA
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000028654 | A
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000028654 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000028654 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028654 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028655 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028655 | AA
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000028655 | A
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000028655 | BBB
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000028655 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028655 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028657 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028657 | AA
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000028657 | A
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000028657 | BBB
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000028657 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028657 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028658 | AA
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000028658 | A
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000028658 | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000028658 | BB
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000028658 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028658 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028658 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028658 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028660 | AA
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000028660 | A
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000028660 | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000028660 | BB
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000028660 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028660 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028660 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028660 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000082961 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000082961 | AA
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000082961 | A
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000082961 | BBB
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000082961 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000082961 | B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000082961 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000082961 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000082961 | A-1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028661 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028661 | AA
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000028661 | A
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000028661 | BBB
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028661 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028661 | B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028661 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000028661 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028661 | A-1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028663 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028663 | AA
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000028663 | A
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000028663 | BBB
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028663 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028663 | B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028663 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000028663 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028663 | A-1
Holdings [Line Items]
Percent of Net Asset Value	0.80%